Consolidated Statements of Redeemable Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Community Share Issuance	Previously Reported	Revision of Prior Period, Adjustment	Series P convertible preferred shares	Redeemable Convertible Preferred Stock	Common Stock	Common Stock Community Share Issuance	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Common Stock Series P convertible preferred shares	Common Stock Redeemable Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Community Share Issuance	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Series P convertible preferred shares	Additional Paid-in Capital Redeemable Convertible Preferred Stock	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2020	23,858,824		24,545,386	(686,562)
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2020	$ 110,265		$ 110,265
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Dec. 31, 2021	23,858,824
Redeemable Preferred Stock - Mezzanine Equity ending balance at Dec. 31, 2021	$ 110,265
Balance at the beginning (in shares) at Dec. 31, 2020							5,471,643		5,629,095	(157,452)
Balance at the beginning at Dec. 31, 2020	(100,192)		$ (100,192)				$ 1		$ 1				$ 3,345		$ 3,345			$ (103,539)	$ (103,539)	$ 1	$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options (in shares)							28,248
Shares issued upon exercise of stock options	3												3
Stock-based compensation	222												222
Shares issued upon acquisition (in shares)							621,362
Shares issued upon acquisition	166												166
Other comprehensive loss	(1)																			(1)
Net income (loss)	(6,311)																	(6,311)
Balance at the end (in shares) at Dec. 31, 2021							6,121,253
Balance at the end at Dec. 31, 2021	$ (106,113)						$ 1						3,736					(109,850)		0
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred Series P issuance, net of issuance costs (in shares)	1,100,000
Preferred Series P Issuance, net of issuance costs	$ 10,925
Conversion of preferred stock to common (in shares)					(1,100,000)	(23,858,824)
Conversion of preferred to common stock					$ (10,925)	$ (110,265)
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Dec. 31, 2022	0
Redeemable Preferred Stock - Mezzanine Equity ending balance at Dec. 31, 2022	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options (in shares)	118,514						118,514
Shares issued upon exercise of stock options	$ 17												17
Conversion of preferred stock to common stock (in shares)											1,100,000	23,858,824
Conversion of preferred to common stock					$ 10,925	$ 110,265						$ 2				$ 10,925	$ 110,263
Stock-based compensation (in shares)							52,899
Stock-based compensation	625												625
Stock-based compensation due to Earnout Shares	23,867												23,900
PIPE and Backstop Shares (in shares)								300,000
Issuance of Community Shares		$ 1,971												$ 1,971
Business Combination (in shares)							6,645,964
Business Combination with CHW, net of transaction costs and other related shares	10,547						$ 1						10,546
Settlement of forward share purchase agreement derivative liability (in shares)							(1,438,378)
Settlement of forward share purchase agreement derivative liability	$ (3,898)												(3,898)
Shares issued upon acquisition (in shares)	90,000						90,000
Shares issued upon acquisition	$ 283												283
Net income (loss)	(38,567)																	(38,567)
Balance at the end (in shares) at Dec. 31, 2022							36,849,076
Balance at the end at Dec. 31, 2022	$ 9,922						$ 4						$ 158,335					$ (148,417)		$ 0